Provisions - Total Provisions (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions	£ 2,612	£ 2,764
Payment protection insurance redress [member]
Disclosure of other provisions [line items]
Provisions	774	1,155
Other customer redress [member]
Disclosure of other provisions [line items]
Provisions	372	420
Legal, competition and regulatory matters [member]
Disclosure of other provisions [line items]
Provisions	269	376
Redundancy and restructuring [member]
Disclosure of other provisions [line items]
Provisions	104	143
Undrawn contractually committed facilities and guarantees [member]
Disclosure of other provisions [line items]
Provisions	741	322
Onerous contracts [member]
Disclosure of other provisions [line items]
Provisions	23	42
Sundry provisions [member]
Disclosure of other provisions [line items]
Provisions	£ 329	£ 306